Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net loss for the period	$ (14,823,762)	$ (2,039,675)	$ (9,364,552)	$ (4,670,011)
Adjustments to reconcile net loss to cash for operating activities
Depreciation and amortization	4,535	77,611	504,732	66,081
Accretion of debt discount and issuance cost	1,203,851	35,529	415,094	2,120,640
Inducement expense			17,840	1,465,308
Stock based compensation	11,307,992	949,924	8,190,246	9,442,717
Unrealized loss (gain) on marketable securities	155,688	(58,019)	(166,114)
Impairment of goodwill			35,723
Impairment of intangible assets			35,723
Change in fair value of derivative liabilities	(270,784)		992,731	(7,836,522)
Loss from discontinued operations	466,499
Loss on disposal of discontinued operations	912,840
Gain on extinguishment of debt		(9,238)	(729,304)	(413,903)
Amortization of right of use asset		18,519	144,138	121,655
Settlement of liabilities			(3,749,308)	(3,726,317)
Non-controlling interest in consolidated subsidiary				2,555,059
Loss (gain) settlement of liabilities	2,376	(105,605)
Changes in operating assets and liabilities (net of acquired amounts):
Accounts receivable	5,000	(24,327)	(9,530)	2,000
Prepaid expenses and other current assets	88,575	21,875	(332,021)
Deposits and other assets		9,291	10,164
Deferred revenue	(211,201)	88,697	(89,942)	(119,087)
Change in operating lease liabilities		(7,289)	(1,231,335)	(303,415)
Accounts payable and accrued liabilities	(150,313)	332,201	1,143,363	1,916,129
Net cash used in operating activities	(1,308,704)	(710,506)	3,918,886
Cash flows from investing activities:
Cash received in consideration for disposal of business, net of cash divested	993,332
Purchases of property and equipment	(12,436)		(5,060)
Cash paid for marketable securities, net of proceeds
Net cash provided by investing activities	980,896		(5,060)
Cash flows from financing activities:
Proceeds from issuance of notes payable and warrants	164,500
Proceeds from issuance of convertible notes	300,000		2,212,778	300,000
Proceeds from issuance of common stock and warrants			276,140	221,600
Proceeds from issuance of preferred stock (Creatd)			1,901,000	210,000
Proceeds from the exercise of warrant			2,000
Proceeds from issuance of notes payable			813,829	430,730
Repayment of notes payable	(107,555)	(71,768)	(580,915)	(339,277)
Repayment of convertible notes		(3,600)	(395,699)	(326,173)
Proceeds from issuance of preferred stock		1,231,000
Proceeds from issuance of common stock		276,140
Net cash provided by financing activities	356,945	1,431,772	4,229,133	496,880
Effect of exchange rate changes on cash		(358)	(688)	(123,574)
Net increase in cash and cash equivalents	29,137	720,908	231,923	(57,765)
Cash and cash equivalents at beginning of period	221,742	15,490	15,490
Cash and cash equivalents at end of period	250,879	736,398	221,742	15,490
Supplemental disclosure of cash flow information:
Cash paid for interest	36,672	8,895	67,806	61,829
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Stock issued for acquisition of business		14,072,253
Goodwill recognized in acquisition of business		8,085,003
Intangible assets recognized in acquisition of business		7,821,867
Warrants issued with debt			1,561,525	356,796
Shares issued with debt		2,122	2,123	78,256
Stock paid for acquisitions			14,072,315	109,000
Stock paid for marketable securities, net of rescission of Enzylotics			16,257	67,641
Stock paid for minority investments			839,500	333,333
Common stock issued upon conversion of notes payable			1,110,104	1,377,250
Non-cash settlement of liabilities		9,158	579,548
Derivative liability at inception			1,329,072
Deemed dividend			2,071,047	33,017,888
Preferred stock receivable in consideration for disposal of business	5,614,086
Promissory Note Receivable issued in consideration for disposal of business	4,787,469
Liabilities assumed as consideration for disposal of business	239,446
Debt discount recorded on issuance of convertible note from equity classified warrants	238,170
Day 1 bifurcation of embedded derivative on convertible note	61,830
Previously Reported
Adjustments to reconcile net loss to cash for operating activities
Inducement expense			17,840
Impairment of goodwill			226,613
Gain on extinguishment of debt			(729,304)
Changes in operating assets and liabilities (net of acquired amounts):
Net cash used in operating activities			(3,991,462)	(431,071)
Cash flows from financing activities:
Cash and cash equivalents at beginning of period	$ 247,413	$ 15,490	15,490	73,255
Cash and cash equivalents at end of period			$ 247,413	$ 15,490